Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) PSU	Dec. 31, 2023 USD ($) PSU
Disclosure Of Other Equity Instruments - Performance Share Units [abstract]
Beginning balance | PSU	372,460	444,620
Beginning balance	$ 21,126	$ 21,239
Granted | PSU	135,220	135,690
Paid | PSU	(126,590)	(191,980)
Forfeited | PSU	(2,120)	(15,870)
Ending balance | PSU	378,970	372,460
Accrual related to the fair value of the PSUs outstanding	$ 16,614	$ 16,669
Foreign exchange adjustment	(1,478)	257
Paid	(11,129)	(16,675)
Forfeited	(49)	(364)
Ending balance	$ 25,084	$ 21,126